K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

April 29, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          First Investors Tax Exempt Funds
File Nos. 002-82572; 811-03690
Post-Effective Amendment No. 42

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Tax Exempt Funds (“Trust”) is Post-Effective Amendment No. 42 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund, First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Oregon Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund under the 1933 Act (each, a “Fund,” and collectively, the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission staff regarding Post-Effective Amendment No. 40; and (2) update other information and make other non-material changes to the Funds’ prospectus and statement of additional information.

U.S. Securities and Exchange Commission
EDGAR FILING

The Trust elects that this filing become effective on May 1, 2013, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:           Mary Carty
Russell Shepherd
    First Investors Management Company, Inc.